Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum contractual obligations
	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2020	2021	2022	2023	2024	2025 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$15,349	$15,349	$-	$-	$-	$-	$-
Future, minimum, charter-in hire payments (2)	(3,894)	(3,894)	-	-	-	-	-
Vessel scrubbers (3)	(48,634)	(48,634)	-	-	-	-	-
Office rent	(1,223)	(327)	(329)	(314)	(210)	(43)	-
Total	$(38,402)	$(37,506)	$(329)	$(314)	$(210)	$(43)	$-